Corgi Bay Area Based ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Activities Related to Credit Intermediation - 0.6%
Coinbase Global, Inc. - Class A (a)	84	$ 12,280

Advertising, Public Relations, and Related Services - 1.4%
AppLovin Corp. - Class A (a)	56	28,853

Business Support Services - 5.3%
ROBLOX Corp. - Class A (a)	280	15,227
Uber Technologies, Inc. (a)	420	30,307
Visa, Inc. - Class A	182	62,442
		107,976

Clothing and Clothing Accessories Retailers - 1.0%
Ross Stores, Inc.	98	20,859

Communications Equipment Manufacturing - 8.1%
Apple, Inc.	490	141,786
Lumentum Holdings, Inc. (a)	28	24,026
		165,812

Computer and Peripheral Equipment Manufacturing - 10.7%
Cisco Systems, Inc.	476	55,911
Fortinet, Inc. (a)	238	36,562
HP, Inc.	602	13,208
Palo Alto Networks, Inc. (a)	168	57,291
Super Micro Computer, Inc. (a)	378	11,087
Western Digital Corp.	70	44,710
		218,769

Computer Systems Design and Related Services - 11.3%
Alphabet, Inc. - Class A	252	90,057
Seagate Technology Holdings PLC	42	40,530
ServiceNow, Inc. (a)	280	27,798
Snowflake, Inc. (a)	140	35,630
Workday, Inc. - Class A (a)	112	13,711
Zoom Communications, Inc. (a)	140	12,084
Zscaler, Inc. (a)	84	11,857
		231,667

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
Airbnb, Inc. - Class A (a)	140	20,034

Depository Credit Intermediation - 2.0%
Wells Fargo & Co.	490	40,494

Electric Power Generation, Transmission and Distribution - 0.9%
PG&E Corp.	1,050	17,661

Furniture and Home Furnishings Retailers - 0.8%
Williams-Sonoma, Inc.	70	16,317

Management of Companies and Enterprises - 0.5%
Rivian Automotive, Inc. - Class A (a)	658	11,416

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 1.8%
Netflix, Inc. (a)	532	37,985

Medical Equipment and Supplies Manufacturing - 1.9%
Cooper Cos., Inc. (a)	168	12,047
Intuitive Surgical, Inc. (a)	70	27,838
		39,885

Newspaper, Periodical, Book, and Directory Publishers - 0.7%
Reddit, Inc. - Class A (a)	84	14,581

Nondepository Credit Intermediation - 0.7%
Affirm Holdings, Inc. (a)	168	13,700

Other Financial Investment Activities - 0.6%
SoFi Technologies, Inc. (a)	728	13,053

Other Miscellaneous Retailers - 1.9%
DoorDash, Inc. - Class A (a)	112	20,667
eBay, Inc.	168	18,774
		39,441

Pharmaceutical and Medicine Manufacturing - 2.1%
Bridgebio Pharma, Inc. (a)	140	10,427
Gilead Sciences, Inc.	252	31,838
		42,265

Professional and Commercial Equipment and Supplies Merchant Wholesalers - 1.3%
Samsara, Inc. - Class A (a)	336	10,897
TD SYNNEX Corp.	56	14,971
		25,868

Scientific Research and Development Services - 2.2%
Marvell Technology, Inc.	154	45,875

Securities and Commodity Contracts Intermediation and Brokerage - 1.2%
Robinhood Markets, Inc. - Class A (a)	252	25,271

Semiconductor and Other Electronic Component Manufacturing - 28.0% (b)
Advanced Micro Devices, Inc. (a)	168	97,593
Applied Materials, Inc.	98	70,854
Astera Labs, Inc. (a)	56	27,049
Bloom Energy Corp. - Class A (a)	84	25,427
Broadcom, Inc.	210	79,327
Intel Corp. (a)	532	74,283
Lam Research Corp.	154	66,733
NVIDIA Corp.	658	131,659
		572,925

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 0.5%
Clorox Co.	112	10,689

Software Publishers - 8.0%
Adobe, Inc. (a)	112		22,962
Autodesk, Inc. (a)	84		16,331
Block, Inc. (a)	224		17,024
Cloudflare, Inc. - Class A (a)	112		27,471
Okta, Inc. (a)	140		19,103
Salesforce, Inc.	182		28,512
Twilio, Inc. - Class A (a)	84		17,332
Veeva Systems, Inc. - Class A (a)	84		14,908
			163,643

Web Search Portals, Libraries, Archives, and Other Information Services - 3.5%
Meta Platforms, Inc. - Class A	126		70,975
TOTAL COMMON STOCKS (Cost $1,809,563)			2,008,294

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares		Value
Lessors of Real Estate - 0.6%
Essex Property Trust, Inc.	42		12,247
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,218)			12,247

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	27,908		27,908
TOTAL MONEY MARKET FUNDS (Cost $27,908)			27,908

TOTAL INVESTMENTS - 100.0% (Cost $1,848,689)			2,048,449
Other Assets in Excess of Liabilities - 0.0% (d)		0.00012	246
TOTAL NET ASSETS - 100.0%			$ 2,048,695

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Bay Area Based ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,008,294	$ –	$ –	$ 2,008,294
Real Estate Investment Trusts	12,247	–	–	12,247
Money Market Funds	27,908	–	–	27,908
Total Investments	$ 2,048,449	$ –	$ –	$ 2,048,449

Refer to the Schedule of Investments for further disaggregation of investment categories.